PRIVATE PLACEMENTS - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021	Mar. 31, 2021	Mar. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,860,057
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		4,266,667
Price of warrants		$ 1.50
Aggregate purchase price		$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 11.50
Number of shares per warrant		1
Exercise price of warrant		$ 11.50
Novator Private Placement Share
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		3,500,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 35,000,000
Novator Private Placement Share | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		3,500,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 35,000,000
Number of shares per warrant		1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		3,500,000
Private Placement | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 1.50
Aggregate purchase price		$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		4,266,667
Price of warrants		$ 1.50
Aggregate purchase price		$ 6,400,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	306,705	4,266,667	3,500,000	3,500,000
Price of warrants	$ 1.50
Aggregate purchase price	$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	306,705	440,000
Aggregate purchase price	$ 460,057	$ 660,000